IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated March 22, 2021 (the “Supplement”)

to the Summary Prospectus and Prospectus, each dated September 1, 2020 and Statement of Additional Information (the “SAI”), dated September 1, 2020 (as revised February 9, 2021), for iShares Morningstar Large-Cap Growth ETF (JKE), iShares Morningstar Small-Cap Value ETF (JKL), iShares Morningstar Large-Cap Value ETF (JKF), iShares Morningstar Mid-Cap ETF (JKG), iShares Morningstar Small-Cap ETF (JKJ), iShares Morningstar Small-Cap Growth ETF (JKK), iShares Morningstar Large-Cap ETF (JKD), iShares Morningstar Mid-Cap Growth ETF (JKH), and iShares Morningstar Mid-Cap Value ETF (JKI) (collectively, the “Funds” and each a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for each Fund.

As previously announced, the Board of Trustees (the “Board”) has approved the following changes for each Fund:

The following changes for each Fund will be effective on March 22, 2021.

Current Fund Name and Ticker[1]	New Fund Name	New Ticker	Current Underlying Index	New Underlying Index
iShares Morningstar Large-Cap Growth ETF (JKE)	iShares Morningstar Growth ETF	ILCG	Morningstar® US Large Growth IndexSM	Morningstar® US Large-Mid Cap Broad Growth IndexSM
iShares Morningstar Small-Cap Value ETF (JKL)	N/A	ISCV	Morningstar® US Small Value IndexSM	Morningstar® US Small Cap Broad Value Extended IndexSM
iShares Morningstar Large-Cap Value ETF (JKF)	iShares Morningstar Value ETF	ILCV	Morningstar® US Large Value IndexSM	Morningstar® US Large-Mid Cap Broad Value IndexSM

1 For the purposes of this Supplement, each Fund will be referred to hereafter by its new ticker.

Current Fund Name and Ticker	New Fund Name	New Ticker	Current Underlying Index	New Underlying Index
iShares Morningstar Mid-Cap ETF (JKG)	N/A	IMCB	Morningstar® US Mid Core IndexSM	Morningstar® US Mid Cap IndexSM
iShares Morningstar Small-Cap ETF (JKJ)	N/A	ISCB	Morningstar® US Small Core IndexSM	Morningstar® US Small Cap Extended IndexSM
iShares Morningstar Small-Cap Growth ETF (JKK)	N/A	ISCG	Morningstar® US Small Growth IndexSM	Morningstar® US Small Cap Broad Growth Extended IndexSM
iShares Morningstar Large-Cap ETF (JKD)	iShares Morningstar U.S. Equity ETF	ILCB	Morningstar® US Large Core IndexSM	Morningstar® US Large-Mid Cap IndexSM
iShares Morningstar Mid-Cap Growth ETF (JKH)	N/A	IMCG	Morningstar® US Mid Growth IndexSM	Morningstar® US Mid Cap Broad Growth IndexSM
iShares Morningstar Mid-Cap Value ETF (JKI)	N/A	IMCV	Morningstar® US Mid Value IndexSM	Morningstar® US Mid Cap Broad Value IndexSM

Change in certain of the Funds’ “Investment Objective”

The section entitled “Investment Objective” on page S-1 of the Prospectus and Summary Prospectus of the iShares Morningstar Large-Cap Growth ETF shall be deleted in its entirety and replaced with the following:

The iShares Morningstar Growth ETF seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics.

The section entitled “Investment Objective” on page S-1 of the Prospectus and Summary Prospectus of the iShares Morningstar Large-Cap Value ETF shall be deleted in its entirety and replaced with the following:

The iShares Morningstar Value ETF seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics.

The section entitled “Investment Objective” on page S-1 of the Prospectus and Summary Prospectus of the iShares Morningstar Large-Cap ETF shall be deleted in its entirety and replaced with the following:

The iShares Morningstar U.S. Equity ETF seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities.

Change in the Funds’ “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for ILCG shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Large-Mid Cap Broad Growth IndexSM (the “Underlying Index”), which measures the performance of stocks issued by large- mid capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “large-mid capitalization” stocks as those stocks that form approximately the top 90% of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks in the top 75% of companies in the investable universe based on liquidity score). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “growth” because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, equity and cash flow growth.

The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment. As of February 16, 2021, a significant portion of the Underlying Index is represented by securities of companies in the consumer cyclical and technology industries or sectors. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for ISCV shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar US Small Cap Broad Value Extended IndexSM (the “Underlying Index”), which measures the performance of stocks issued by small-capitalization companies that have exhibited above-average “value” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “small capitalization” stocks as those stocks that generally fall between the 90th and 99.5th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to earnings, price-to-book value, price-to sales, price-to-cash flow and dividend yields. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment. As of February 16, 2021, a significant portion of the Underlying Index is represented by securities of companies in the consumer cyclical, financial services and industrials industries or sectors. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for ILCV shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Large-Mid Cap Broad Value IndexSM (the “Underlying Index”), which measures the performance of stocks issued by large-mid capitalization companies that have exhibited above-average “value” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “large-mid capitalization” stocks as those stocks that form approximately the top 90% of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment. As of February 16, 2021, a significant portion of the Underlying Index is represented by securities of companies in the financial services, healthcare and technology industries or sectors. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for IMCB shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Mid Cap IndexSM (the “Underlying Index”), which measures the performance of stocks issued by mid-capitalization companies that have exhibited both “growth” and “value” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “mid-capitalization” stocks as those stocks that generally fall between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. Stocks of companies with, for example, relatively higher average historical and forecasted earnings, sales, equity and cash flow growth would be designated as “growth” securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors, are designated as “value” securities. Stocks that exhibit both growth and value characteristics are designated as “blend” securities and are included in the Underlying Index. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment. As of February 16, 2021, a significant portion of the Underlying Index is represented by securities of companies in the technology industry or sector. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for ISCB shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Small-Cap Extended IndexSM (the “Underlying Index”), which measures the performance of stocks issued by small-capitalization companies that have exhibited both “growth” and “value” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “small-capitalization” stocks as those stocks that generally fall between the 90th and 99.5th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. Stocks of companies with, for example, relatively higher average historical and forecasted earnings, sales, equity and cash flow growth would be designated as “growth” securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors, are designated as “value” securities. Stocks that exhibit both growth and value characteristics are designated as “blend” securities and are included in the Underlying Index. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment. As of February 16, 2021, a significant portion of the Underlying Index is represented by securities of companies in the financials, healthcare services, industrial and technology services industries or sectors. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for ISCG shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Small Cap Broad Growth Extended IndexSM (the “Underlying Index”), which measures the performance of stocks issued by small-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “small-capitalization” stocks as those stocks that generally fall between the 90th and 99.5th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “growth” because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, equity and cash flow growth. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment. As of February 16, 2021 a significant portion of the Underlying Index is represented by securities of companies in the healthcare, industrials and technology industries or sectors. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for ILCB shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Large-Mid Cap IndexSM (the “Underlying Index”), which measures the performance of stocks issued by large-mid capitalization companies that have exhibited similar “growth” and “value” characteristics, as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “large-capitalization” stocks as those stocks that form approximately the top 90% of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. Stocks of companies with, for example, relatively higher than average historical and forecasted earnings, sales, equity and cash flow growth are designated as “growth” securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors are designated as “value” securities. Stocks that exhibit both growth and value characteristics are designated as “blend” securities and are included in the Underlying Index. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment. As of February 16, 2021, a significant portion of the Underlying Index is represented by securities of companies in the technology industry or sector. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for IMCG shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Mid Cap Broad Growth IndexSM (the “Underlying Index”), which measures the performance of stocks issued by mid-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “mid-capitalization” stocks as those stocks that generally fall between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “growth” because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, book value and cash flow growth. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment. As of February 16, 2020, a significant portion of the Underlying Index is represented by securities of companies in the healthcare and technology industries or sectors. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for IMCV shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Mid Cap Broad Value IndexSM (the “Underlying Index”), which measures the performance of stocks issued by mid-capitalization companies that have exhibited “value” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market (“NASDAQ”). The Morningstar index methodology defines “mid-capitalization” stocks as those stocks that generally fall between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment. As of February 16, 2021, a significant portion of the Underlying Index is represented by securities of companies in the financial services industry or sector. The components of the Underlying Index are likely to change over time.

Change in Certain of the Funds’ “Summary of Principal Risks”

The following shall be added to the section entitled a “Summary of Principal Risks” of the prospectus and summary prospectus of ISCB.

Healthcare Sector Risk. The profitability of companies in the healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, demand for medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

The following shall be added to the section entitled a “Summary of Principal Risks” of the prospectus and summary prospectus of ISCV and ISCG.

Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and changes in general economic conditions, among other factors.

The following shall be added to the section entitled “Summary of Principal Risks” of the prospectus and summary prospectus of ILCG, ILCV, and ILCB.

Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies.

The following shall be added to the section entitled “Summary of Principal Risks” of the prospectus and summary prospectus of ILCG.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund’s performance may depend on the performance of a small number of issuers.

The following shall be added to the section entitled “Summary of Principal Risks” of the prospectus and summary prospectus of ILCV, IMCB, ISCB.

Technology Sector Risk. Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

The section entitled “Industrials Sector Risk” shall be deleted in its entirety from the section entitled “Summary of Principal Risks” of the prospectus and summary prospectus of IMCB.

Change in certain of the Funds’ “A Further Discussion of Principal Risks”

The following shall be added to the section entitled “A Further Discussion of Principal Risks” of the prospectus of ISCB.

Healthcare Sector Risk. The profitability of companies in the healthcare sector may be adversely affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, changes in the demand for medical products and services, a limited number of products, industry innovation, changes in technologies and other market developments. A number of issuers in the healthcare sector have recently merged or otherwise experienced consolidation. The effects of this trend toward consolidation are unknown and may be far-reaching. Many healthcare companies are heavily dependent on patent protection. The expiration of a company’s patents may adversely affect that company’s profitability. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and such efforts ultimately may be unsuccessful. Companies in the healthcare sector may be thinly capitalized and may be susceptible to product obsolescence. In addition, a number of legislative proposals concerning healthcare have been considered by the U.S. Congress in recent years. It is unclear what proposals will ultimately be enacted, if any, and what effect they may have on companies in the healthcare sector.

The following shall be added to the section entitled “A Further Discussion of Principal Risks” of the prospectus of ISCV and ISCG.

Industrials Sector Risk. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand changes related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Global events, trade disputes and changes in government regulations, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies in this sector tend to rely to a significant extent on government demand for their products and services.

The following shall be added to the section “A Further Discussion of Principal Risks” of the prospectus of ILCG, ILCV, and ILCB.

Mid-Capitalization Companies Risk. Stock prices of mid-capitalization companies may be more volatile than those of large-capitalization companies and, therefore, the Fund’s share price may be more volatile than those of funds that invest a larger percentage of their assets in stocks issued by large-capitalization companies. Stock prices of mid-capitalization companies are also more vulnerable than those of large-capitalization companies to adverse business or economic developments, and the stocks of mid-capitalization companies may be less liquid than those of large-capitalization companies, making it difficult for the Fund to buy and sell shares of mid-capitalization companies. In addition, mid-capitalization companies generally have less diverse product lines than large-capitalization companies and are more susceptible to adverse developments related to their products.

The following shall be added to the section entitled “A Further Discussion of Principal Risks” of the prospectus of ILCG.

Non-Diversification Risk. The Fund is classified as “non-diversified.” This means that the Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular issuers or to a single economic, political or regulatory occurrence affecting these issuers.

The following shall be added to the section entitled “A Further Discussion of Principal Risks” of the prospectus of ILCV, IMCB, and ISCB.

Technology Sector Risk. Technology companies, including information technology companies, face intense competition, both domestically and internationally, which may have an adverse effect on a company’s profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and other intellectual property rights. A technology company’s loss or impairment of these rights may adversely affect the company’s profitability. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. The technology sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.

The section entitled “Industrials Sector Risk” shall be deleted in its entirety from the section entitled “A Further Discussion of Principal Risks” of the prospectus of IMCB.

Change in certain of the Funds’ “A Further Discussion of Other Risks”

The section entitled “Technology Sector Risk” shall be deleted in its entirety from the section entitled “A Further Discussion of Other Risks” of the prospectus of ILCV and ISCB.

The section entitled “Industrials Sector Risk” shall be deleted in its entirety from the section entitled “A Further Discussion of Other Risks” of the prospectus of ISCV.

Change in the iShares Morningstar Large-Cap Growth ETF’s “Diversification Status”

Effective March 22, 2021, the following Fund name shall be deleted from the table column entitled “Diversified Funds” on page 4 of the SAI.

iShares Morningstar Large-Cap Growth ETF

Effective March 22, 2021, the following Fund name shall be added to the table column entitled “Non-Diversified Funds” on page 4 of the SAI.

iShares Morningstar Growth ETF

Change in the Funds’ “Construction and Maintenance of the Underlying Indexes”

Effective March 22, 2021, the section entitled The Morningstar Indexes – Component Selection Criteria on page 40 of the SAI shall be deleted in its entirety and replaced with the following:

Component Selection Criteria. Except for Morningstar® US Dividend and Buyback Index, Morningstar Dividend Yield Focus Index, and Morningstar US Dividend Growth Index (as described below), each Underlying Index is a subset of the Morningstar® US Market Extended Index, a broad market index representing the top 99.5% of U.S. equity market capitalization. To be eligible for inclusion in the Morningstar US Market Extended Index, a stock must be listed on the NYSE, the NYSE Amex Equities, or NASDAQ, domiciled in the U.S. or have its primary stock market activities carried out in the U.S., have sufficient historical fundamental data available so that Morningstar can classify investment style, and be in the top 75% of companies in the investable universe based on its liquidity score. A security’s liquidity score is based on its average monthly trading volume in U.S. dollars. American Depository Receipts (“ADRs), American Depositary Shares, fixed-dividend shares, convertible notes, warrants, rights, limited partnerships, limited liability companies, bank holding companies and royalty and statutory trusts are not eligible for inclusion in the US Market Extended Index.

Except for Morningstar® US Dividend and Buyback Index, Morningstar Dividend Yield Focus Index, and Morningstar US Dividend Growth Index, the Morningstar Underlying Indexes are part of the Morningstar US Style Index family, which is based on the same methodology as the well-known Morningstar Style Box™. The Morningstar Style BoxTM classification of each stock generally relies on a combination of various quantitative financial statistics and third-party consensus earnings, sales, equity and cash flow growth estimates. The Morningstar Indexes are governed by transparent, objective rules for security selection, exclusion, rebalancing, and adjustments for corporate actions. Morningstar, Inc. (“Morningstar”) makes no subjective determinations related to index composition.

Effective March 22, 2021, the section entitled “The Morningstar Indexes – Morningstar® US Large Core IndexSM” on page 41 of the SAI shall be deleted in its entirety and replaced with the following:

Morningstar® US Large-Mid Cap IndexSM

Number of Components: approximately 675

Index Description. The Morningstar US Large-Mid Cap Index measures the performance of stocks issued by large-mid capitalization companies that have exhibited average “growth” and “value” characteristics, as determined by Morningstar’s proprietary index methodology. The Morningstar index methodology defines “large-mid capitalization” stocks as those stocks that form approximately the top 90% of the market capitalization of the stocks eligible to be included in the Morningstar US Market Extended Index. The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. Stocks of companies with, for example, relatively higher average historical and forecasted earnings, sales, equity and cash flow growth would be designated as “growth” securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors, are designated as “value” securities. Stocks that exhibit both growth and value characteristics are designated as “blend” securities.

Effective March 22, 2021, the section entitled “The Morningstar Indexes – Morningstar® US Large Growth IndexSM” on page 40 of the SAI shall be deleted in its entirety and replaced with the following:

Morningstar® US Large-Mid Cap Broad Growth IndexSM

Number of Components: approximately 443

Index Description. The Morningstar US Large Mid-Cap Broad Growth Index measures the performance of stocks issued by large-mid capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Morningstar index methodology defines “large-mid capitalization” stocks as those stocks that form approximately the top 90% of the market capitalization of the stocks eligible to be included in the Morningstar US Market Extended Index. The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks included in the Underlying Index are designated as “growth” because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, equity and cash flow growth.

Effective March 22, 2021, the section entitled “The Morningstar Indexes – Morningstar® US Large Value IndexSM” on page 41 of the SAI shall be deleted in its entirety and replaced with the following:

Morningstar® US Large-Mid Cap Broad Value IndexSM

Number of Components: approximately 493

Index Description. The Morningstar US Large-Mid Cap Broad Value Index measures the performance of stocks issued by large-mid capitalization companies that have exhibited above-average “value” characteristics as determined by Morningstar’s proprietary index methodology. The Morningstar index methodology defines “large-mid capitalization” stocks as those stocks that form approximately the top 90% of the market capitalization of the stocks eligible to be included in the Morningstar US Market Extended Index. The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks included in the Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields.

Effective March 22, 2021, the section entitled “The Morningstar Indexes – Morningstar® US Mid Core IndexSM” on page 41 of the SAI shall be deleted in its entirety and replaced with the following:

Morningstar® US Mid Cap IndexSM

Number of Components: approximately 490

Index Description. The Morningstar US Mid Cap Index measures the performance of stocks issued by mid-capitalization companies that have exhibited average “growth” and “value” characteristics as determined by Morningstar’s proprietary index methodology. The

Morningstar index methodology defines “mid-capitalization” stocks as those stocks that generally fall between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Extended Index. The Index Provider then designates stocks as “blend,”, “growth” or “value” based on their style orientations. Stocks of companies with, for example, relatively higher average historical and forecasted earnings, sales, equity and cash flow growth would be designated as “growth” securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors, are designated as “value” securities. Stocks that exhibit both growth and value characteristics are designated as “blend” securities.

Effective March 22, 2021, the section entitled “The Morningstar Indexes – Morningstar® US Mid Growth IndexSM” on page 42 of the SAI shall be deleted in its entirety and replaced with the following:

Morningstar® US Mid Cap Broad Growth IndexSM

Number of Components: approximately 325

Index Description. The Morningstar US Mid Cap Broad Growth Index measures the performance of stocks issued by mid-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Morningstar index methodology defines “mid-capitalization” stocks as those stocks that generally fall between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Extended Index. The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks included in the Underlying Index are designated as “growth” because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, book value and cash flow growth.

Effective March 22, 2021, the section entitled “The Morningstar Indexes – Morningstar® US Mid Value IndexSM” on page 42 of the SAI shall be deleted in its entirety and replaced with the following:

Morningstar® US Mid Cap Broad Value IndexSM

Number of Components: approximately 326

Index Description. The Morningstar US Mid Cap Broad Value Index measures the performance of stocks issued by mid-capitalization companies that have exhibited “value” characteristics as determined by Morningstar’s proprietary index methodology. The Morningstar index methodology defines “mid-capitalization” stocks as those stocks that generally fall between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index. The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks included in the Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields.

Effective March 22, 2021, the section entitled “The Morningstar Indexes – Morningstar® US Small Core IndexSM” on page 42 of the SAI shall be deleted in its entirety and replaced with the following:

Morningstar® US Small Cap Extended IndexSM

Number of Components: approximately 1,599

Index Description. The Morningstar US Small Cap Extended Index measures the performance of stocks issued by small-capitalization companies that have exhibited average “growth” and “value” characteristics as determined by Morningstar’s proprietary index methodology. The Morningstar index methodology defines “small-capitalization” stocks as those stocks that generally fall between the 90th and 99.5th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Extended Index. The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. Stocks of companies with, for example, relatively higher average historical and forecasted earnings, sales, equity and cash flow growth would be designated as “growth” securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors, are designated as “value” securities. Stocks that exhibit both growth and value characteristics are designated as “blend” securities.

Effective March 22, 2021, the section entitled “The Morningstar Indexes – Morningstar® US Small Growth IndexSM” on page 42 of the SAI shall be deleted in its entirety and replaced with the following:

Morningstar® US Small Cap Broad Growth Extended IndexSM

Number of Components: approximately 1,029

Index Description. The Morningstar US Small Cap Broad Growth Extended Index measures the performance of stocks issued by small-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Morningstar index methodology defines “small-capitalization” stocks as those stocks that generally fall between the 90th and 99.5th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Extended Index. The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks included in the Underlying Index are designated as “growth” because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, equity and cash flow growth.

Effective March 22, 2021, the section entitled “The Morningstar Indexes – Morningstar® US Small Value IndexSM” on page 42 of the SAI shall be deleted in its entirety and replaced with the following:

Morningstar® US Small Cap Broad Value Extended IndexSM

Number of Components: approximately 1,074

Index Description. The Morningstar US Small Cap Broad Value Extended Index measures the performance of stocks issued by small-capitalization companies that have exhibited “value” characteristics as determined by Morningstar’s proprietary index methodology. The Morningstar index methodology defines “small capitalization” stocks as those stocks that generally fall between the 90th and 99.5th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Extended Index. The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks included in the Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

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